INVENTORIES (Details) (10-K) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Finished goods	$ 1,096	$ 1,146	$ 906
Work in process	61	330	804
Raw materials	170	255	353
Packaging supplies	233	263	234
Total inventories	$ 1,560	$ 1,994	$ 2,297